UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: June 30, 2009
Check here if Amendment [  ]; Amendment Number:


This Amendment (Check only one.):	[  ] is a restatement.
  	[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:	John Cornish
Address:	Two International Place

	Boston, MA 02110
13F File Number:	28-5362
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:
Name:  	John Cornish
Title:    	Trustee
Phone:    	800-520-2427
Signature, 	Place,	and Date of Signing:
John Cornish 	Boston, Massachusetts    	June 30, 2009
Report Type (Check only one.):
	[  ]        13F HOLDINGS REPORT.
	[  ]        13F NOTICE.
	[X]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
Thomas H.P. Whitney Jr.	28-4918
F. Davis Dassori	28-2710
William A. Lowell	28-6476
Choate Investment Advisors	28-12523
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:   	3
Form 13F Information Table Entry Total:   	38
Form 13F Information Table Value Total:   	$ 12,626

List of Other Included Managers:


No.  13F File Number 	Name

01   28-4918	Thomas H.P. Whitney Jr.
02   28-2710 	F. Davis Dassori
03   28-6476  	William A.Lowell

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Choate Default Bank                                 SECURITIES AND EXCHANGE COMMISSION FORM 13-F                          8/10/2009
MANAGER John M. Cornish                                           AS OF 6/30/2009
- - - - - - - - COL1 - - - - - - - - - - COL2 - - - - COL3 - - - COL4 - - - COL5 - - COL6 - - - - COL7 - - - - - - - COL8 - - - - -
                                                                MARKET             INVESTMENT                   VOTING AUTHORITY
                                                                 VALUE      AMOUNT DISCRETION     OTHR        SOLE    SHARED  NONE
NAME OF THE ISSUER                  TITLE OF CLASS    CUSIP   (X$1000)       (SHS)                MGRS         (A)     (B)     (C)
Automatic Data Processing           Common Stock    053015103      271     7650 SH OTHER                        7650
Berkshire Hathaway Inc Del Cl B     Common Stock    084670207      440      152 SH OTHER                         152
CGM Tr Focus Fd                     Exchange Traded 125325506      504 9948.135 SH OTHER                     948.135
Chevron Corporation                 Common Stock    166764100      139     2100 SH SOLE                         2100
Chevron Corporation                 Common Stock    166764100      219     3300 SH OTHER                        3300
Coca Cola Co                        Common Stock    191216100      587    12225 SH OTHER                       12225
Exxon Mobil Corp                    Common Stock    30231G102     1011    14455 SH OTHER                       14455
General Elec Co                     Common Stock    369604103       43     3700 SH SOLE                         3700
General Elec Co                     Common Stock    369604103      495    42238 SH OTHER                       42238
International Business Machs        Common Stock    459200101      409     3919 SH OTHER                        3919
I Shares Canada Index Fund          Exchange Traded 464286509      189     8815 SH SOLE                         8815
I Shares Canada Index Fund          Exchange Traded 464286509      114     5345 SH OTHER                        5345
IShares Trust MSCI EAFE Index Fund  Exchange Traded 464287465      353     7710 SH OTHER                        7710
S&P Small Cap 600 Fund              Exchange Traded 464287804      225     5070 SH SOLE                         5070
S&P Small Cap 600 Fund              Exchange Traded 464287804      403     9060 SH OTHER                        9060
Johnson & Johnson                   Common Stock    478160104      952    16752 SH OTHER                       16752
Merck & Co Inc                      Common Stock    589331107       48     1700 SH SOLE                         1700
Merck & Co Inc                      Common Stock    589331107      412    14750 SH OTHER                       14750
Microsoft Corp                      Common Stock    594918104       14      600 SH SOLE                          600
Microsoft Corp                      Common Stock    594918104      317    13330 SH OTHER                       13330
Midcap Spdr                         Exchange Traded 595635103      366     3475 SH SOLE                         3475
Midcap Spdr                         Exchange Traded 595635103      688     6540 SH OTHER                        6540
Morgan Stanley Frontier Emerging Mk Alternative     61757P101      213    19500 SH SOLE                        19500
Morgan Stanley Frontier Emerging Mk Alternative     61757P101       82     7530 SH OTHER                        7530
Pepsico Inc                         Common Stock    713448108       19      350 SH SOLE                          350
Pepsico Inc                         Common Stock    713448108      203     3695 SH OTHER                        3695
Procter & Gamble Co                 Common Stock    742718109       60     1170 SH SOLE                         1170
Procter & Gamble Co                 Common Stock    742718109     1003    19632 SH OTHER                       19632
Spdr Index Shs Fds                  Alternative     78463X863      153     5335 SH SOLE                         5335
Spdr Index Shs Fds                  Alternative     78463X863      277     9645 SH OTHER                        9645
Spdr Ser Tr                         Alternative     78464A516      362     6620 SH SOLE                         6620
Spdr Ser Tr                         Alternative     78464A516      731    13380 SH OTHER                       13380
Stryker Corp                        Common Stock    863667101      245     6175 SH OTHER                        6175
3 M Co                              Common Stock    88579Y101      230     3824 SH OTHER                        3824
United Technologies Corp            Common Stock    913017109      204     3920 SH OTHER                        3920
Walgreen Co                         Common Stock    931422109      366    12460 SH OTHER                       12460
Wyeth                               Common Stock    983024100       36      800 SH SOLE                          800
Wyeth                               Common Stock    983024100      243     5352 SH OTHER                        5352

FINAL TOTALS FOR 38 RECORDS                                       12626
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